Summary of Significant Accounting Policies - Summary of Outstanding Securities Excluded from Computation of Diluted Weighted Shares Outstanding (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted loss per share	13,231,141	6,672,893	6,538,594	7,313,317
Stock Options Outstanding
Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted loss per share	3,929,944	3,629,288	3,467,292	3,308,049
RSUs
Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted loss per share	5,752		27,697	964
Warrants Outstanding
Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted loss per share	9,295,445	3,043,605	3,043,605	4,004,304